Organization and principal activities (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 10, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares
Organization and principal activities (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares		$ 0.00005
American Depositary Receipts [Member] | IPO [Member]
Organization and principal activities (Details) [Line Items]
Sale of stock, shares issued | shares	2,010,000
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 18
Proceeds from initial public offering, net of issuance costs (in Dollars) | $	$ 27.6
Class A Ordinary Shares [Member]
Organization and principal activities (Details) [Line Items]
Ordinary shares voting rights		1
Class A Ordinary Shares [Member] | IPO [Member]
Organization and principal activities (Details) [Line Items]
Ordinary shares issued | shares	20,100,000
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 18
Class B Ordinary Shares [Member]
Organization and principal activities (Details) [Line Items]
Ordinary shares voting rights		15
Mr. Chaohui Chen and Mr. Zhiping Peng [Member]
Organization and principal activities (Details) [Line Items]
Redesignation of ordinary shares into class B ordinary shares | shares		122,072,980